File No. 333-140137


    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 1, 2007

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                       Pre-Effective Amendment No.   [ ]

                      Post-Effective Amendment No. 2 [X]

                               EQ ADVISORS TRUST
                              (Formerly 787 Trust)
               (Exact Name of Registrant as Specified in Charter)

                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                    (Address of Principal Executive Offices)

                                 (212) 554-1234
                 (Registrant's Area Code and Telephone Number)

                                STEVEN M. JOENK
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                    (Name and Address of Agent for Service)

                                With copies to:


        PATRICIA LOUIE, ESQ.                      MARK C. AMOROSI, ESQ.
AXA EQUITABLE LIFE INSURANCE COMPANY       KIRKPATRICK & LOCKHART PRESTON GATES
    1290 AVENUE OF THE AMERICAS                       ELLIS LLP
      NEW YORK, NEW YORK 10104                    1601 K STREET, NW
                                                 WASHINGTON, DC 20006

                           --------------------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

--------------------------------------------------------------------------------

This Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of securities being registered: Class IA and Class IB shares of beneficial interest in the series of the registrant designated as the EQ/T. Rowe Price Growth Stock Portfolio (formerly, the EQ/TCW Equity Portfolio).

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 811-07953 and 333-140137).

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                               EQ ADVISORS TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

   Cover Sheet

   Contents of Registration Statement

   Letter to Shareholders*

   Notice of Special Meeting*

   Information Statement*

   Part A - Proxy Statement/Prospectus*

   Part B - Statement of Additional Information*

   Part C - Other Information

   Signature Page

   Exhibit

   * Incorporated by reference from Registrant's Registration Statement on Form N-14 (File No. 333-140137) (the "Registration Statement") as filed with the SEC on January 22, 2007 as revised and subsequently filed Post-Effective Amendment No. 1 to the Registration Statement and in definitive form pursuant to Rule 497 on May 4, 2007.

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                                EXPLANATORY NOTE

This post-effective amendment is being filed solely for the purpose of including in the Registration Statement the opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP on Tax Matters (Exhibit 12(a)) for the reorganization of the EQ/Janus Large Cap Growth Portfolio into the EQ/T. Rowe Price Growth Stock Portfolio (formerly, the EQ/TCW Equity Portfolio), each a series of the Registrant.

                                     PART C

                               OTHER INFORMATION

ITEM 25.   INDEMNIFICATION
--------   ---------------

ARTICLE VII OF THE AGREEMENT AND DECLARATION OF TRUST OF THE REGISTRANT STATES:

      Section 2. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, or Principle Underwriter of the Trust. The Trust shall indemnify each Person who is serving or has served at the Trust's request as a director, officer, trustee, employee, or agent of another organization in which the Trust has an interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws.

      All persons extending credit to, contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the appropriate Series of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

      Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. At the Trustees' discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on liability of Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust by a Trustee or Trustees in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officer or Shareholders individually.

ARTICLE III OF THE AGREEMENT AND DECLARATION OF TRUST OF THE REGISTRANT STATES:

      Section 7. Indemnification of Shareholder. If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been Shareholder, and not because of such Person's acts or omissions, the Shareholder or former Shareholder (or such Person's heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such person is or was a Shareholder and from or in relation to which such liability arose.

ARTICLE VIII OF THE AGREEMENT AND DECLARATION OF TRUST OF THE REGISTRANT STATES:

      Section 4. Amendments. Except as specifically provided in this Section 4, the Trustees may, without Shareholder vote, restate, amend, or otherwise supplement this Declaration of Trust. Shareholders shall have the right to vote on (i) any amendment that would affect their right to vote granted in Article V,
Section 1 hereof, (ii) any amendment to this Section 4 of Article VIII, (iii) any amendment that may require their vote under applicable law or by the Trust's registration statement, as filed with the Commission, and (iv) any amendment submitted to them for their vote by the Trustees. Any amendment required or permitted to be submitted to the Shareholders that, as the Trustees determine, shall affect the Shareholders of one or more Series shall be authorized by a vote of the Shareholders of each Series affected and no vote of Shareholders of a Series not affected shall be required. Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance with respect to any acts


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or omissions of Persons covered thereby prior to such amendment  nor  shall  any such  amendment  limit  the rights to indemnification referenced in Article VII,
Section 4 hereof with respect to any acts or omissions of Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in Article VII, Section 2 hereof as provided in the By-Laws with respect to any actions or omissions of Persons covered thereby prior to such amendment. The Trustees may, without shareholder vote, restate, amend, or otherwise supplement the Certificate of Trust as they deem necessary or desirable.

ARTICLE VI OF THE BY-LAWS OF THE REGISTRANT STATES:

      Section 5. Advance Payment of Expenses. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification under this article VI.

      Section 3. No indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust]: (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such [Trustee, officer, employee or other agent of the Trust] was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such [Trustee, officer, employee or other agent of the Trust] did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought;
(ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust] with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the [Trustee, officer, employee or other agent of the Trust] was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such [Trustee, officer, employee or other agent of the Trust] has been charged." Article VI,
Section 4 of the Trust's By-Laws also states that the "rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any [Trustee, officer, employee or other agent of the Trust], (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any [Trustee, officer, employee or other agent of the Trust] may now or hereafter be entitled and (iv) shall inure to the benefit of [such party's] heirs, executors and administrators."

AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENT STATES:

      LIMITATIONS ON LIABILITY. Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager's undertaking to do so, that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence, reckless disregard of its duties or its failure to exercise due care in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

SECTIONS 4(a) AND 4(b) OF CERTAIN OF THE REGISTRANT'S INVESTMENT ADVISORY AGREEMENT STATE:

      LIABILITY AND INDEMNIFICATION. (a) Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Manager or the Trust as a result of any error of judgment or mistake of law by the Adviser with respect to the services provided to the Jennison Allocated Portion of the Portfolio hereunder, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser for its own actions, and the Adviser shall indemnify and hold harmless the Trust, the Manager, all affiliated persons thereof (within the meaning of
Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended ("1933 Act")) (collectively, "Manager Indemnitees") against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Manager Indemnities may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, the Exchange Act, or under any other statute, at common law or otherwise arising out of or based on
(a) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or
(b) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio or the omission to state therein a material fact known to the Adviser, which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Manager or the Trust by an Adviser Indemnitee (as defined below) for use therein; provided, that the applicable Adviser Indemnitee has had an opportunity to review such information as included in such Prospectus and SAI, proxy materials, reports,
advertisements,  sales  literature,  or  other  materials   pertaining   to  the
Portfolio.

      (b) Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Manager and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser as a result of any error of judgment or mistake of law by the Manager with respect to the Portfolio, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Manager for, and the Manager shall indemnify and hold harmless the Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, "Adviser Indemnitees") against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnities may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, the Exchange Act or under any other statute, at common law or otherwise arising out of or based on (a) any willful misconduct, bad faith, reckless disregard or gross negligence of the Manager in the performance of any of its duties or obligations hereunder or (b) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio or the omission to state therein a material fact known to the Manager which was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust by an Adviser Indemnitee for use therein.

SECTION 4 OF CERTAIN OF THE REGISTRANT'S INVESTMENT ADVISORY AGREEMENTS STATES:

      Neither the Adviser nor any of its directors, officers, or employees shall be liable to the Manager for any loss suffered by the Manager resulting from its acts or omissions as Adviser to the Portfolio, except for losses to the Manager or the Trust resulting from willful misconduct, bad faith, or gross negligence in the performance of, or from reckless disregard of, the duties of the Adviser or any of its directors, officers or employees. The Adviser, its directors, officers or employees shall not be liable to the Manager or the Trust for any loss suffered as a consequence of any action or inaction of other service providers to the Trust in failing to observe the instructions of the Adviser, provided such action or inaction of such other service providers to the Trust is not a result of the willful misconduct, bad faith or gross negligence in the performance of, or from reckless disregard of, the duties of the Adviser under this Agreement. Notwithstanding the foregoing, nothing herein shall be deemed to waive any rights against the Adviser under federal or state securities laws.

SECTION 14 OF EACH OF THE REGISTRANT'S DISTRIBUTION AGREEMENTS STATES:

      The Trust shall indemnify and hold harmless the Distributor from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which the Distributor may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by the Distributor.

      The Distributor will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon:
(i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto;
(ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of AXA Advisors in its capacity as a principal underwriter of the Trust's Class IA shares and will reimburse the Trust, its officers, Trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that the Distributor shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

SECTION 6 OF THE REGISTRANT'S MUTUAL FUNDS SERVICE AGREEMENT STATES:

      (a) AXA Equitable shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or negligence on AXA Equitable's part (or on the part of any third party to whom AXA Equitable has delegated any of its duties and obligations pursuant to
Section 4(c) hereunder) in the performance of its (or such third party's) duties or from reckless disregard by AXA Equitable (or by such third party) of its obligations and duties under this Agreement (in the case of AXA Equitable) or under an agreement with AXA Equitable (in the case of such third party) or, subject to Section 10 below, AXA Equitable's (or such third party's) refusal or failure to comply with the terms of this Agreement (in the case of AXA Equitable) or an agreement with AXA Equitable (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of AXA Equitable) or under an agreement with AXA Equitable (in the case of such third party). In no event shall AXA Equitable (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if AXA Equitable (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

      (b) Except to the extent that AXA Equitable may be held liable pursuant to Section 6(a) above, AXA Equitable shall not be responsible for, and the Trust shall indemnify and hold AXA Equitable harmless from and against any and all losses, damages, costs, reasonable attorneys' fees and expenses, payments, expenses and liabilities, including but not limited to those arising out of or attributable to:

           (i) any and all actions of AXA Equitable or its officers or agents required to be taken pursuant to this Agreement;

           (ii) the reliance on or use by AXA Equitable or its officers or agents of information, records, or documents which are received by AXA Equitable or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

           (iii) the Trust's refusal or failure to comply with the terms of this Agreement or the Trust's lack of good faith, or its actions, or lack thereof, involving negligence or willful misfeasance;

           (iv) the breach of any representation or warranty of the Trust hereunder;

           (v) the reliance on or the carrying out by AXA Equitable or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

           (vi) any delays, inaccuracies, errors in or omissions from information or data provided to AXA Equitable by data services, including data services providing information in connection with any third party computer system licensed to AXA Equitable, and by any corporate action services, pricing services or securities brokers and dealers;

           (vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or
(2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

           (viii) any failure of the Trust's registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust's prospectus;

           (ix) except as provided for in Schedule B.III, the actions taken by the Trust, its Manager, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

           (x) all actions, inactions, omissions, or errors caused by third parties to whom AXA Equitable or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Funds, investment advisers, or Trust distributors.

The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify AXA Equitable pursuant to this Agreement.

SECTION 12(a)(iv) OF THE REGISTRANT'S GLOBAL CUSTODY AGREEMENT STATES:

      (A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the "Indemnitees") harmless from and against any and all claims, liabilities, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees ("Losses") that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank's performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.   EXHIBITS
--------   --------

      (1)             Trust Instrument
                      ----------------

      (1)(a)          Agreement and Declaration of Trust of Registrant.(1)

      (1)(b)(i)       Amended  and  Restated   Agreement  and   Declaration   of
                      Trust.(2)

      (1)(a)(ii) Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust.(9)

      (1)(a)(iii) Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust.(12)

      (1)(b)          Certificate of Trust of Registrant.(1)

      (1)(b)(i)       Certificate of Amendment to the Certificate of Trust.(2)

      (2)             By-laws of Registrant.(1)

      (3) None, other than provisions contained in Exhibit (a)(2) and (b)(1)(i).

      (4) Form of Agreement and Plan of Reorganization and Termination; filed as Appendix A to the Combined Proxy Statement and Prospectus set forth as Part A to the Registration Statement on Form N-14.

      (5) Provisions of instruments defining the rights of holders of securities are contained in the Registrant's Agreement and Declaration of Trust and By-laws.

      (6)             Investment Advisory Contracts
                      -----------------------------

      (6)(a) Investment Management Agreement between the Trust and AXA Equitable with respect to the EQ/Enterprise Capital Appreciation Portfolio, EQ/Enterprise Deep Value Portfolio, EQ/MONY Equity Growth Portfolio, EQ/Enterprise Equity Income Portfolio, EQ/MONY Equity Income Portfolio, EQ/Enterprise Equity Portfolio, EQ/Enterprise Global Socially Responsive Portfolio, EQ/Enterprise Growth and Income Portfolio, EQ/Enterprise Growth Portfolio, EQ/Enterprise Mergers and Acquisitions Portfolio, EQ/Enterprise Multi-Cap Growth Portfolio, EQ/Enterprise Small Company Growth Portfolio, EQ/Enterprise Small Company Value Portfolio, EQ/Enterprise International Growth Portfolio, EQ/MONY Government Securities Portfolio, EQ/Enterprise High-Yield Bond Portfolio, EQ/MONY Intermediate Term Bond Portfolio, EQ/MONY Long Term Bond Portfolio, EQ/MONY Money Market Portfolio, EQ/Enterprise Short Duration Bond Portfolio, EQ/Enterprise Total Return Portfolio, EQ/MONY Diversified Portfolio and EQ/Enterprise Managed Portfolio (collectively, the "MONY Portfolios").(20)

      (6)(a)(i) Amendment No. 1, dated as of September 9, 2005, to the Investment Management Agreement between the Trust and AXA Equitable dated April 1, 2004 with respect to the MONY Portfolios.(21)

       (6)(a)(ii) Amendment No. 2 dated January 1, 2006, to the Investment Management Agreement between the Trust and AXA Equitable dated April 1, 2004.(23)

      (6)(a)(iii) Amendment No. 3 dated August 1, 2006 to the Investment Management Agreement between the Trust and AXA Equitable dated April 1, 2004.(25)

      (6)(a)(iv) Investment Advisory Agreement between AXA Equitable and TCW Investment Management Company ("TCW") dated July 9, 2004.(17)

      (6)(a)(v) Amendment No. 1 dated December 1, 2005 to the Investment Advisory Agreement between AXA Equitable and TCW dated July 9, 2004.(23)

      (6)(a)(vi)      Form  of  Investment   Advisory   Agreement   between  AXA
                      Equitable and T. Rowe Price Associates, Inc. ("T. Rowe Price").(26)

      (7)             Underwriting or Distribution Contracts
                      --------------------------------------

      (7)(a) Distribution Agreement between the Trust and AXA Advisors, dated as of July 1, 2004 with respect to the Class IA shares of the MONY Portfolios.(17)

      (7)(a)(i) Distribution Agreement between the Trust and AXA Advisors, dated as of July 1, 2004 with respect to the Class IB shares of the MONY Portfolios.(17)

      (7)(a)(ii)      Distribution   Agreement   between   the   Trust  and  AXA
                      Distributors, dated as of July 1, 2004 with respect to the Class IA shares of the MONY Portfolios.(17)

      (7)(a)(iii)     Distribution   Agreement   between   the   Trust  and  AXA
                      Distributors, dated as of July 1, 2004 with respect to the Class IB shares of the MONY Portfolios.(17)

      (8)             Form of Deferred Compensation Plan.(3)

      (9)             Custodian Agreements
                      --------------------

      (9)(a) Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.(11)

      (9)(a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.(14)

      (9)(a)(ii) Amendment No. 2, dated July 8, 2004, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.(17)

      (9)(a)(iii) Amendment No. 3, dated September 13, 2004, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.(17)

      (9)(a)(iv) Amendment No. 4 dated May 1, 2005 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.(19)

      (9)(a)(v) Amendment No. 5 dated September 30, 2005 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.(22)

      (10)            Distribution and Multiple Class Plans
                      -------------------------------------

      (10)(a) Distribution Plan Pursuant to Rule 12b-1 for the Trust's Class IB shares of the MONY Portfolios.(16)

      (10)(a)(i)      Plan pursuant to Rule 18f-3 under the 1940 Act.(4]

      (11)            Legal Opinion
                      -------------

      (11)(a) Legal Opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP regarding the legality of the securities being registered.(28)

      (12)(a) Opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP as to tax matters. (filed herewith)

      (13)            Other Material Contracts
                      ------------------------

      (13)(a) Form of Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2006.(6)

      (13)(a)(i)      Amendment  No. 1, dated as of May 1,  2005,  to the Mutual
                      Funds  Service   Agreement   between  the  Trust  and  AXA
                      Equitable dated May 1, 2000.(21)

      (13)(b) Sub-Administration Agreement between AXA Equitable and JPMorgan Investor Services Co. (formerly, "Chase Global Funds Services Company") dated May 1, 2000 as amended November 1, 2004.(24)

      (13)(c) Expense Limitation Agreement between AXA Equitable and the Trust dated as of April 1, 2004, with respect to the MONY Portfolios.(17)

      (13)(d) Expense Limitation Agreement between AXA Equitable and the Trust dated as of July 9, 2004 with respect to the MONY Portfolios.(23)

      (13)(d)(i) Amendment No. 1, dated as of September 9, 2005 to the Expense Limitation Agreement between AXA Equitable and the Trust dated as of July 9, 2004, with respect to the MONY Portfolios.(21)

      (14)            Other Opinions
                      --------------

      (14)(a)         Consent   of   PricewaterhouseCoopers   LLP,   Independent
                      Registered Public Accounting Firm.(29)

      (15)(a)         Not applicable.

      (16)(a)         Powers of Attorney.(27)

      (17)            Additional Exhibits
                      -------------------

      (17)(a)         Proxy Card.(27)

      (17)(b)         Code of Ethics of TCW.(13)

      (17)(b)(i)      Revised  Code  of  Ethics  of TCW  effective  February  1,
                      2005.(23)

--------------------------------

(1) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on December 3, 1996 (File No. 333-17217).

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on January 23, 1997 (File No. 333-17217).

(3) Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on April 7, 1997 (File No. 333-17217).

(4) Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on August 28, 1997 (File No. 333-17217).

(5) Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A filed on August 30, 1999 (File No. 333-17217).

(6) Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on February 16, 2000 (File No. 333-17217).

(7)  Incorporated   by  reference  to   Post-Effective   Amendment   No.  16  to
     Registrant's Registration Statement on Form N-1A filed on April 21, 2000 (File No. 333-17217).

(8)  Incorporated   by  reference  to   Post-Effective   Amendment   No.  17  to
     Registrant's Registration Statement on Form N-1A filed on May 30, 2000 (File No. 333-17217).

(9)  Incorporated   by  reference  to   Post-Effective   Amendment   No.  18  to
     Registrant's Registration Statement on Form N-1A filed on January 23, 2001 (File No. 333-17217).

(10) Incorporated   by  reference  to   Post-Effective   Amendment   No.  22  to
     Registrant's Registration Statement on Form N-1A filed on August 13, 2001 (File No. 333-17217).

(11) Incorporated   by  reference  to   Post-Effective   Amendment   No.  24  to
     Registrant's Registration Statement on Form N-1A filed on April 3, 2002 (File No. 333-17217).

(12) Incorporated   by  reference  to   Post-Effective   Amendment   No.  25  to
     Registrant's Registration Statement on Form N-1A filed on February 7, 2003 (File No. 333-17217).

(13) Incorporated   by  reference  to   Post-Effective   Amendment   No.  27  to
     Registrant's Registration Statement on Form N-1A filed on January 15, 2004 (File No. 333-17217).

(14) Incorporated   by  reference  to   Post-Effective   Amendment   No.  28  to
     Registrant's Registration Statement on Form N-1A filed on February 10, 2004 (File No. 333-17217).

(15) Incorporated   by  reference  to   Post-Effective   Amendment   No.  30  to
     Registrant's Registration Statement on Form N-1A filed on April 7, 2004 (File No. 333-17217).

(16) Incorporated   by  reference  to   Post-Effective   Amendment   No.  31  to
     Registrant's Registration Statement on Form N-1A filed on April 28, 2004 (File No. 333-17217).

(17) Incorporated   by  reference  to   Post-Effective   Amendment   No.  35  to
     Registrant's Registration Statement on Form N-1A filed on October 15, 2004 (File No. 333-17217).

(18) Incorporated   by  reference  to   Post-Effective   Amendment   No.  36  to
     Registrant's Registration Statement on Form N-1A filed on February 8, 2005 (File No. 333-17217).

(19) Incorporated   by  reference  to   Post-Effective   Amendment   No.  37  to
     Registrant's Registration Statement on Form N-1A filed on April 7, 2005 (File No. 333-17217).

(20) Incorporated   by  reference  to   Post-Effective   Amendment   No.  39  to
     Registrant's Registration Statement on Form N-1A filed on June 16, 2005 (File No. 333-17217).

(21) Incorporated   by  reference  to   Post-Effective   Amendment   No.  41  to
     Registrant's Registration Statement on Form N-1A filed on August 23, 2005 (File No. 333-17217).

(22) Incorporated   by  reference  to   Post-Effective   Amendment   No.  42  to
     Registrant's Registration Statement on Form N-1A filed on August 24, 2005. (File No. 333-17217).

(23) Incorporated   by  reference  to   Post-Effective   Amendment   No.  43  to
     Registrant's Registration Statement on Form N-1A filed on February 8, 2006. (File No. 333-17217).

(24) Incorporated   by  reference  to   Post-Effective   Amendment   No.  44  to
     Registrant's Registration Statement on Form N-1A filed on April 5, 2006. (File No. 333-17217).

(25) Incorporated   by  reference  to   Post-Effective   Amendment   No.  46  to
     Registrant's Registration Statement on Form N-1A filed on August 23, 2006. (File No. 333-17217).

(26) Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on January 22, 2007. (File No. 333-140137).

(27) Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 filed on May 1, 2007. (File No. 333-140137).

(28) Previously filed in the Registrant's Registration Statement on Form N-14 on January 22, 2007.

(29) Previously filed in Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 filed on May 1, 2007.

ITEM 17.   UNDERTAKINGS
--------   ------------

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that this Post-Effective Amendment No. 2 to the Registration Statement meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 1st day of October, 2007.

                                     EQ Advisors Trust

                                     By:  /s/ Steven M. Joenk
                                          ----------------------
                                          Steven M. Joenk
                                          Trustee, President and Chief Executive
                                            Officer

As required by the 1933 Act, this Post-Effective Amendment No. 2 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                  Title                      Date
---------                                  -----                      ----

/s/ Steven M. Joenk                   Trustee, Chairman,         October 1, 2007
-----------------------------------   President and Chief
Steven M. Joenk                       Executive Officer


/s/ Jettie M. Edwards*                     Trustee               October 1, 2007
-----------------------------------
Jettie M. Edwards


/s/ William M. Kearns, Jr.*                Trustee               October 1, 2007
-----------------------------------
William M. Kearns, Jr.


/s/ Christopher P.A. Komisarjevsky*        Trustee               October 1, 2007
-----------------------------------
Christopher P.A. Komisarjevsky


/s/ Theodossios Athanassiades*             Trustee               October 1, 2007
-----------------------------------
Theodossios (Ted) Athanassiades


/s/ Harvey Rosenthal*                      Trustee               October 1, 2007
-----------------------------------
Harvey Rosenthal


/s/  David W. Fox*                         Trustee               October 1, 2007
-----------------------------------
David W. Fox


/s/  Gary S. Schpero*                       Trustee              October 1, 2007
-----------------------------------
Gary S. Schpero


/s/ James Shepherdson*                     Trustee               October 1, 2007
-----------------------------------
James (Jamie) Shepherdson


/s/ Brian E. Walsh                    Treasurer and Chief        October 1, 2007
-----------------------------------    Financial Officer
Brian E. Walsh

* By: Steven M. Joenk
      -----------------------------
      Steven M. Joenk
      (Attorney-in-fact)

                                  EXHIBIT INDEX

EXHIBIT NUMBER    DESCRIPTION OF EXHIBIT
--------------    ----------------------

(12)(a) Opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP as to tax matters.